Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,763	$ 3,085
Cash and cash equivalents in NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	1,226	858
Cash and cash equivalents in USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	355	2,213
Cash and cash equivalents in Euro [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	175	12
Cash and cash equivalents in other currency [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 7	$ 2